Non-current assets - other (Tables)	6 Months Ended
Dec. 31, 2025
Non-current assets - other [Abstract]
Non-Current Assets - Other
	31-Dec-25	30-Jun-25
	$'000	$'000

Unamortised loan fees	4,273	4,252